Capital Management (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2021	2020
Capital (1)
Common Equity Tier 1 capital	$51,010	$49,165
Net Tier 1 capital	57,915	55,362
Total regulatory capital	66,101	64,512
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(2)	$416,105	$417,138
Leverage exposures (3)	1,201,766	1,170,290
Capital ratios (1)
Common Equity Tier 1 capital ratio	12.3%	11.8%
Tier 1 capital ratio	13.9%	13.3%
Total capital ratio	15.9%	15.5%
Leverage ratio (3)	4.8%	4.7%

(1)	This measure has been disclosed in this document in accordance with OSFI Guideline - Capital Adequacy Requirements (November 2018).
(2)
OSFI has prescribed a minimum capital floor for institutions that use the advanced internal ratings-based approach for credit risk. The Basel II capital floor add-on
is determined by comparing a capital requirement under the Basel II standardized approach for credit risk, in addition to OSFI prescribed requirements for market risk and credit valuation adjustment RWA. A shortfall in the Basel III capital requirement as compared with the Basel II capital floor is added to RWA. Under this Basel II regulatory capital floor requirement, the Bank does not have a capital floor add-on
as at October 31, 2021 (October 31, 2020 – nil).

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline - Leverage Requirements (November 2018).